Income Taxes: Schedule of Net Deferred Tax Asset (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Net Deferred Tax Asset

	December 31,
	2013	2012
Gross deferred tax assets	$151,000	$142,000
Valuation allowance	(151,000)	(142,000)
Net deferred tax asset	$-	$-